Calvert
VP S&P 500® Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value
Aerospace & Defense — 1.6%
Boeing Co. (The)(1)	6,869	$ 831,698
General Dynamics Corp.	2,768	587,287
Howmet Aerospace, Inc.	4,842	149,763
Huntington Ingalls Industries, Inc.	492	108,978
L3Harris Technologies, Inc.	2,414	501,702
Lockheed Martin Corp.	2,939	1,135,306
Northrop Grumman Corp.	1,790	841,873
Raytheon Technologies Corp.	18,356	1,502,622
Textron, Inc.	2,603	151,651
TransDigm Group, Inc.	634	332,736
		$6,143,616
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	1,658	$159,682
Expeditors International of Washington, Inc.	2,161	190,838
FedEx Corp.	2,984	443,035
United Parcel Service, Inc., Class B	9,099	1,469,852
		$2,263,407
Airlines — 0.2%
Alaska Air Group, Inc.(1)	1,813	$70,979
American Airlines Group, Inc.(1)	8,946	107,710
Delta Air Lines, Inc.(1)	8,165	229,110
Southwest Airlines Co.(1)	7,557	233,058
United Airlines Holdings, Inc.(1)	4,021	130,803
		$771,660
Auto Components — 0.1%
Aptiv PLC(1)	3,334	$260,752
BorgWarner, Inc.	3,308	103,871
		$364,623
Automobiles — 2.5%
Ford Motor Co.	48,604	$544,365
General Motors Co.	17,944	575,823
Tesla, Inc.(1)	33,114	8,783,488
		$9,903,676
Banks — 3.5%
Bank of America Corp.	86,616	$2,615,803
Citigroup, Inc.	23,835	993,205
Citizens Financial Group, Inc.	6,337	217,739
Comerica, Inc.	1,732	123,145
Fifth Third Bancorp	8,445	269,902
Security	Shares	Value
Banks (continued)
First Republic Bank	2,287	$ 298,568
Huntington Bancshares, Inc.	17,749	233,932
JPMorgan Chase & Co.	36,396	3,803,382
KeyCorp	12,206	195,540
M&T Bank Corp.	2,245	395,838
PNC Financial Services Group, Inc. (The)	5,047	754,123
Regions Financial Corp.	12,017	241,181
Signature Bank	795	120,045
SVB Financial Group(1)	727	244,112
Truist Financial Corp.	16,324	710,747
U.S. Bancorp	16,640	670,925
Wells Fargo & Co.	47,120	1,895,167
Zions Bancorp NA	1,934	98,363
		$13,881,717
Beverages — 1.8%
Brown-Forman Corp., Class B	2,396	$159,502
Coca-Cola Co. (The)	48,350	2,708,567
Constellation Brands, Inc., Class A	1,961	450,403
Keurig Dr Pepper, Inc.	10,456	374,534
Molson Coors Beverage Co., Class B	2,573	123,478
Monster Beverage Corp.(1)	4,706	409,234
PepsiCo, Inc.	17,144	2,798,929
		$7,024,647
Biotechnology — 2.1%
AbbVie, Inc.	21,952	$2,946,178
Amgen, Inc.	6,653	1,499,586
Biogen, Inc.(1)	1,833	489,411
Gilead Sciences, Inc.	15,425	951,568
Incyte Corp.(1)	2,461	164,001
Moderna, Inc.(1)	4,140	489,555
Regeneron Pharmaceuticals, Inc.(1)	1,319	908,620
Vertex Pharmaceuticals, Inc.(1)	3,156	913,788
		$8,362,707
Building Products — 0.4%
A.O. Smith Corp.	1,837	$89,241
Allegion PLC	1,081	96,944
Carrier Global Corp.	10,357	368,295
Fortune Brands Home & Security, Inc.	1,732	92,991
Johnson Controls International PLC	8,477	417,238
Masco Corp.	2,775	129,565
Trane Technologies PLC	2,852	412,998
		$1,607,272

Calvert
VP S&P 500® Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets — 2.8%
Ameriprise Financial, Inc.	1,375	$ 346,431
Bank of New York Mellon Corp. (The)	9,050	348,606
BlackRock, Inc.	1,855	1,020,769
Cboe Global Markets, Inc.	1,329	155,985
Charles Schwab Corp. (The)	18,872	1,356,331
CME Group, Inc.	4,498	796,731
FactSet Research Systems, Inc.	493	197,254
Franklin Resources, Inc.(2)	3,777	81,281
Goldman Sachs Group, Inc. (The)	4,251	1,245,755
Intercontinental Exchange, Inc.	6,986	631,185
Invesco, Ltd.	5,598	76,693
MarketAxess Holdings, Inc.	519	115,472
Moody's Corp.	1,942	472,120
Morgan Stanley(3)	16,660	1,316,307
MSCI, Inc.	991	417,994
Nasdaq, Inc.	4,171	236,412
Northern Trust Corp.	2,650	226,734
Raymond James Financial, Inc.	2,384	235,587
S&P Global, Inc.	4,238	1,294,073
State Street Corp.	4,669	283,922
T. Rowe Price Group, Inc.	2,778	291,718
		$11,147,360
Chemicals — 1.7%
Air Products & Chemicals, Inc.	2,730	$635,353
Albemarle Corp.	1,492	394,545
Celanese Corp.	1,227	110,847
CF Industries Holdings, Inc.	2,452	236,005
Corteva, Inc.	8,844	505,435
Dow, Inc.	9,111	400,246
DuPont de Nemours, Inc.	6,165	310,716
Eastman Chemical Co.	1,646	116,948
Ecolab, Inc.	3,110	449,146
FMC Corp.	1,617	170,917
International Flavors & Fragrances, Inc.	3,247	294,925
Linde PLC	6,197	1,670,649
LyondellBasell Industries NV, Class A	3,131	235,702
Mosaic Co. (The)	4,249	205,354
PPG Industries, Inc.	2,956	327,200
Sherwin-Williams Co. (The)	2,903	594,389
		$6,658,377
Commercial Services & Supplies — 0.5%
Cintas Corp.	1,088	$422,351
Copart, Inc.(1)	2,675	284,620
Republic Services, Inc.	2,609	354,928
Security	Shares	Value
Commercial Services & Supplies (continued)
Rollins, Inc.	2,835	$ 98,318
Waste Management, Inc.	4,629	741,612
		$ 1,901,829
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	3,033	$ 342,395
Cisco Systems, Inc.	51,372	2,054,880
F5, Inc.(1)	733	106,087
Juniper Networks, Inc.	3,970	103,697
Motorola Solutions, Inc.	2,093	468,769
		$3,075,828
Construction & Engineering — 0.1%
Quanta Services, Inc.	1,760	$224,206
		$224,206
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	796	$256,384
Vulcan Materials Co.	1,693	267,003
		$523,387
Consumer Finance — 0.5%
American Express Co.	7,382	$995,906
Capital One Financial Corp.	4,724	435,411
Discover Financial Services	3,362	305,673
Synchrony Financial	5,929	167,138
		$1,904,128
Containers & Packaging — 0.3%
Amcor PLC	19,311	$207,207
Avery Dennison Corp.	1,056	171,811
Ball Corp.	4,002	193,377
International Paper Co.	4,455	141,224
Packaging Corp. of America	1,173	131,716
Sealed Air Corp.	2,076	92,403
WestRock Co.	3,189	98,508
		$1,036,246
Distributors — 0.1%
Genuine Parts Co.	1,741	$259,966
LKQ Corp.	3,516	165,779
Pool Corp.	526	167,379
		$593,124

Calvert
VP S&P 500® Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(1)	22,459	$ 5,997,002
		$ 5,997,002
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	88,643	$ 1,359,784
Lumen Technologies, Inc.	12,081	87,950
Verizon Communications, Inc.	52,120	1,978,996
		$ 3,426,730
Electric Utilities — 1.9%
Alliant Energy Corp.	3,139	$166,336
American Electric Power Co., Inc.	6,425	555,441
Constellation Energy Corp.	4,022	334,590
Duke Energy Corp.	9,476	881,458
Edison International	4,847	274,243
Entergy Corp.	2,564	258,015
Evergy, Inc.	2,872	170,597
Eversource Energy	4,264	332,422
Exelon Corp.	12,266	459,484
FirstEnergy Corp.	6,680	247,160
NextEra Energy, Inc.	24,385	1,912,028
NRG Energy, Inc.	2,894	110,753
PG&E Corp.(1)	20,000	250,000
Pinnacle West Capital Corp.	1,540	99,346
PPL Corp.	9,209	233,448
Southern Co. (The)	13,082	889,576
Xcel Energy, Inc.	6,815	436,160
		$7,611,057
Electrical Equipment — 0.5%
AMETEK, Inc.	2,889	$327,641
Eaton Corp. PLC	4,902	653,731
Emerson Electric Co.	7,277	532,822
Generac Holdings, Inc.(1)	805	143,403
Rockwell Automation, Inc.	1,421	305,671
		$1,963,268
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	7,472	$500,325
CDW Corp.	1,664	259,717
Corning, Inc.	9,530	276,561
Keysight Technologies, Inc.(1)	2,277	358,309
TE Connectivity, Ltd.	3,936	434,377
Teledyne Technologies, Inc.(1)	595	200,795
Trimble, Inc.(1)	3,202	173,772
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(1)	637	$ 166,900
		$ 2,370,756
Energy Equipment & Services — 0.3%
Baker Hughes Co.	12,451	$ 260,973
Halliburton Co.	11,463	282,219
Schlumberger NV	17,407	624,911
		$ 1,168,103
Entertainment — 1.3%
Activision Blizzard, Inc.	8,761	$651,293
Electronic Arts, Inc.	3,251	376,173
Live Nation Entertainment, Inc.(1)	1,774	134,895
Netflix, Inc.(1)	5,533	1,302,690
Take-Two Interactive Software, Inc.(1)	2,042	222,578
Walt Disney Co. (The)(1)	22,636	2,135,254
Warner Bros. Discovery, Inc.(1)	27,187	312,650
		$5,135,533
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc.	1,874	$262,716
American Tower Corp.	5,795	1,244,187
AvalonBay Communities, Inc.	1,750	322,333
Boston Properties, Inc.	1,813	135,921
Camden Property Trust	1,285	153,493
Crown Castle, Inc.	5,329	770,307
Digital Realty Trust, Inc.	3,562	353,279
Duke Realty Corp.	4,811	231,890
Equinix, Inc.	1,121	637,670
Equity Residential	4,359	293,012
Essex Property Trust, Inc.	832	201,535
Extra Space Storage, Inc.	1,648	284,626
Federal Realty Investment Trust	971	87,507
Healthpeak Properties, Inc.	6,880	157,690
Host Hotels & Resorts, Inc.	9,109	144,651
Invitation Homes, Inc.	7,136	240,983
Iron Mountain, Inc.	3,577	157,281
Kimco Realty Corp.	7,823	144,021
Mid-America Apartment Communities, Inc.	1,471	228,108
Prologis, Inc.	9,112	925,779
Public Storage	1,946	569,808
Realty Income Corp.	7,672	446,510
Regency Centers Corp.	2,158	116,208
SBA Communications Corp.	1,349	383,993
Simon Property Group, Inc.	4,109	368,783
UDR, Inc.	3,758	156,746

Calvert
VP S&P 500® Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Ventas, Inc.	5,125	$ 205,871
VICI Properties, Inc.	12,050	359,693
Vornado Realty Trust	2,028	46,968
Welltower, Inc.	5,768	370,998
Weyerhaeuser Co.	9,533	272,262
		$ 10,274,829
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	5,496	$ 2,595,596
Kroger Co. (The)	8,209	359,144
Sysco Corp.	6,270	443,352
Walgreens Boots Alliance, Inc.	8,971	281,689
Walmart, Inc.	17,697	2,295,301
		$5,975,082
Food Products — 1.1%
Archer-Daniels-Midland Co.	6,899	$555,024
Campbell Soup Co.	2,478	116,763
Conagra Brands, Inc.	6,120	199,696
General Mills, Inc.	7,331	561,628
Hershey Co. (The)	1,827	402,799
Hormel Foods Corp.	3,699	168,082
JM Smucker Co. (The)	1,382	189,901
Kellogg Co.	3,171	220,892
Kraft Heinz Co. (The)	9,803	326,930
Lamb Weston Holdings, Inc.	1,808	139,903
McCormick & Co., Inc.(2)	3,186	227,066
Mondelez International, Inc., Class A	16,867	924,818
Tyson Foods, Inc., Class A	3,648	240,513
		$4,274,015
Gas Utilities — 0.0%(4)
Atmos Energy Corp.	1,785	$181,802
		$181,802
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	21,747	$2,104,240
ABIOMED, Inc.(1)	596	146,413
Align Technology, Inc.(1)	894	185,156
Baxter International, Inc.	6,387	344,004
Becton, Dickinson and Co.	3,567	794,835
Boston Scientific Corp.(1)	17,619	682,384
Cooper Cos., Inc. (The)	607	160,187
DENTSPLY SIRONA, Inc.	3,032	85,957
DexCom, Inc.(1)	4,944	398,190
Edwards Lifesciences Corp.(1)	7,780	642,861
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Hologic, Inc.(1)	3,189	$ 205,754
IDEXX Laboratories, Inc.(1)	1,025	333,945
Intuitive Surgical, Inc.(1)	4,395	823,799
Medtronic PLC	16,532	1,334,959
ResMed, Inc.	1,831	399,707
STERIS PLC	1,277	212,340
Stryker Corp.	4,144	839,326
Teleflex, Inc.	638	128,531
Zimmer Biomet Holdings, Inc.	2,665	278,626
		$10,101,214
Health Care Providers & Services — 3.5%
AmerisourceBergen Corp.	1,921	$259,969
Cardinal Health, Inc.	3,534	235,647
Centene Corp.(1)	7,034	547,316
Cigna Corp.	3,755	1,041,900
CVS Health Corp.	16,317	1,556,152
DaVita, Inc.(1)	786	65,057
Elevance Health, Inc.	2,987	1,356,815
HCA Healthcare, Inc.	2,649	486,860
Henry Schein, Inc.(1)	1,675	110,165
Humana, Inc.	1,583	768,056
Laboratory Corp. of America Holdings	1,113	227,953
McKesson Corp.	1,769	601,230
Molina Healthcare, Inc.(1)	745	245,731
Quest Diagnostics, Inc.	1,518	186,243
UnitedHealth Group, Inc.	11,638	5,877,655
Universal Health Services, Inc., Class B	933	82,272
		$13,649,021
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.(1)	489	$803,530
Caesars Entertainment, Inc.(1)	2,882	92,973
Carnival Corp.(1)(2)	12,221	85,914
Chipotle Mexican Grill, Inc.(1)	342	513,944
Darden Restaurants, Inc.	1,524	192,512
Domino's Pizza, Inc.	451	139,900
Expedia Group, Inc.(1)	1,930	180,822
Hilton Worldwide Holdings, Inc.	3,483	420,119
Las Vegas Sands Corp.(1)	4,044	151,731
Marriott International, Inc., Class A	3,490	489,089
McDonald's Corp.	9,130	2,106,656
MGM Resorts International	4,425	131,511
Norwegian Cruise Line Holdings, Ltd.(1)	5,240	59,526
Royal Caribbean Cruises, Ltd.(1)	2,700	102,330
Starbucks Corp.	14,281	1,203,317

Calvert
VP S&P 500® Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wynn Resorts, Ltd.(1)(2)	1,413	$ 89,061
Yum! Brands, Inc.	3,502	372,403
		$ 7,135,338
Household Durables — 0.3%
D.R. Horton, Inc.	4,114	$ 277,078
Garmin, Ltd.	2,068	166,081
Lennar Corp., Class A	3,334	248,550
Mohawk Industries, Inc.(1)	700	63,833
Newell Brands, Inc.	5,171	71,825
NVR, Inc.(1)	39	155,496
PulteGroup, Inc.	3,172	118,950
Whirlpool Corp.	671	90,458
		$1,192,271
Household Products — 1.4%
Church & Dwight Co., Inc.	2,989	$213,534
Clorox Co. (The)	1,570	201,572
Colgate-Palmolive Co.	10,265	721,116
Kimberly-Clark Corp.	4,216	474,469
Procter & Gamble Co. (The)	29,687	3,747,984
		$5,358,675
Independent Power and Renewable Electricity Producers — 0.0%(4)
AES Corp. (The)	8,456	$191,106
		$191,106
Industrial Conglomerates — 0.8%
3M Co.	6,813	$752,837
General Electric Co.	13,495	835,475
Honeywell International, Inc.	8,379	1,399,042
		$2,987,354
Insurance — 2.1%
Aflac, Inc.	7,077	$397,727
Allstate Corp. (The)	3,441	428,508
American International Group, Inc.	9,358	444,318
Aon PLC, Class A	2,596	695,390
Arthur J. Gallagher & Co.	2,659	455,274
Assurant, Inc.	747	108,517
Brown & Brown, Inc.	2,885	174,485
Chubb, Ltd.	5,140	934,863
Cincinnati Financial Corp.	1,912	171,258
Everest Re Group, Ltd.	485	127,283
Globe Life, Inc.	1,226	122,232
Hartford Financial Services Group, Inc. (The)	3,977	246,335
Security	Shares	Value
Insurance (continued)
Lincoln National Corp.	1,927	$ 84,615
Loews Corp.	2,433	121,261
Marsh & McLennan Cos., Inc.	6,141	916,790
MetLife, Inc.	8,246	501,192
Principal Financial Group, Inc.	2,941	212,193
Progressive Corp. (The)	7,198	836,480
Prudential Financial, Inc.	4,692	402,480
Travelers Cos., Inc. (The)	2,921	447,497
W.R. Berkley Corp.	2,622	169,329
Willis Towers Watson PLC	1,395	280,311
		$8,278,338
Interactive Media & Services — 4.6%
Alphabet, Inc., Class A(1)	74,537	$7,129,464
Alphabet, Inc., Class C(1)	66,638	6,407,244
Match Group, Inc.(1)	3,728	178,012
Meta Platforms, Inc., Class A(1)	28,335	3,844,493
Twitter, Inc.(1)	8,275	362,776
		$17,921,989
Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.(1)	110,235	$12,456,555
eBay, Inc.	7,005	257,854
Etsy, Inc.(1)	1,617	161,910
		$12,876,319
IT Services — 4.2%
Accenture PLC, Class A	7,850	$2,019,805
Akamai Technologies, Inc.(1)	2,073	166,503
Automatic Data Processing, Inc.	5,174	1,170,307
Broadridge Financial Solutions, Inc.	1,467	211,717
Cognizant Technology Solutions Corp., Class A	6,372	366,008
DXC Technology Co.(1)	2,829	69,254
EPAM Systems, Inc.(1)	715	258,966
Fidelity National Information Services, Inc.	7,482	565,415
Fiserv, Inc.(1)	7,871	736,490
FleetCor Technologies, Inc.(1)	923	162,605
Gartner, Inc.(1)	973	269,219
Global Payments, Inc.	3,411	368,559
International Business Machines Corp.	11,235	1,334,830
Jack Henry & Associates, Inc.	929	169,329
Mastercard, Inc., Class A	10,585	3,009,739
Paychex, Inc.	4,021	451,196
PayPal Holdings, Inc.(1)	14,393	1,238,806
VeriSign, Inc.(1)	1,149	199,581

Calvert
VP S&P 500® Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Visa, Inc., Class A	20,323	$ 3,610,381
		$ 16,378,710
Leisure Products — 0.0%(4)
Hasbro, Inc.	1,748	$ 117,850
		$ 117,850
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	3,676	$ 446,818
Bio-Rad Laboratories, Inc., Class A(1)	289	120,553
Bio-Techne Corp.	530	150,520
Charles River Laboratories International, Inc.(1)	644	126,739
Danaher Corp.	8,127	2,099,123
Illumina, Inc.(1)	1,994	380,435
IQVIA Holdings, Inc.(1)	2,369	429,121
Mettler-Toledo International, Inc.(1)	277	300,301
PerkinElmer, Inc.	1,654	199,026
Thermo Fisher Scientific, Inc.	4,862	2,465,958
Waters Corp.(1)	754	203,226
West Pharmaceutical Services, Inc.	945	232,545
		$7,154,365
Machinery — 1.6%
Caterpillar, Inc.	6,497	$1,066,028
Cummins, Inc.	1,735	353,090
Deere & Co.	3,463	1,156,261
Dover Corp.	1,888	220,103
Fortive Corp.	4,574	266,664
IDEX Corp.	970	193,854
Illinois Tool Works, Inc.	3,546	640,585
Ingersoll Rand, Inc.	5,080	219,761
Nordson Corp.	700	148,589
Otis Worldwide Corp.	5,172	329,974
PACCAR, Inc.	4,351	364,135
Parker-Hannifin Corp.	1,606	389,150
Pentair PLC	2,169	88,126
Snap-on, Inc.	668	134,502
Stanley Black & Decker, Inc.	1,889	142,072
Westinghouse Air Brake Technologies Corp.	2,238	182,061
Xylem, Inc.	2,300	200,928
		$6,095,883
Media — 0.7%
Charter Communications, Inc., Class A(1)	1,364	$413,769
Comcast Corp., Class A	54,667	1,603,383
DISH Network Corp., Class A(1)	3,394	46,939
Security	Shares	Value
Media (continued)
Fox Corp., Class A	3,772	$ 115,725
Fox Corp., Class B	1,942	55,347
Interpublic Group of Cos., Inc. (The)	5,374	137,574
News Corp., Class A	5,344	80,748
News Corp., Class B	2,023	31,195
Omnicom Group, Inc.	2,521	159,050
Paramount Global, Class B	6,215	118,334
		$ 2,762,064
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	17,599	$480,980
Newmont Corp.	9,931	417,400
Nucor Corp.	3,329	356,170
		$1,254,550
Multiline Retail — 0.5%
Dollar General Corp.	2,794	$670,169
Dollar Tree, Inc.(1)	2,598	353,588
Target Corp.	5,786	858,584
		$1,882,341
Multi-Utilities — 0.9%
Ameren Corp.	3,180	$256,149
CenterPoint Energy, Inc.	7,747	218,310
CMS Energy Corp.	3,798	221,195
Consolidated Edison, Inc.	4,433	380,174
Dominion Energy, Inc.	10,333	714,114
DTE Energy Co.	2,472	284,404
NiSource, Inc.	5,358	134,968
Public Service Enterprise Group, Inc.	6,247	351,269
Sempra Energy	3,933	589,714
WEC Energy Group, Inc.	3,947	352,980
		$3,503,277
Oil, Gas & Consumable Fuels — 4.1%
APA Corp.	4,232	$144,692
Chevron Corp.	22,342	3,209,875
ConocoPhillips	15,822	1,619,223
Coterra Energy, Inc.	9,791	255,741
Devon Energy Corp.	8,058	484,527
Diamondback Energy, Inc.	2,208	265,976
EOG Resources, Inc.	7,329	818,869
EQT Corp.	4,600	187,450
Exxon Mobil Corp.	51,803	4,522,920
Hess Corp.	3,517	383,318
Kinder Morgan, Inc.	24,401	406,033

Calvert
VP S&P 500® Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.	8,856	$ 199,968
Marathon Petroleum Corp.	6,136	609,489
Occidental Petroleum Corp.	9,246	568,167
ONEOK, Inc.	5,499	281,769
Phillips 66	5,968	481,737
Pioneer Natural Resources Co.	2,937	635,948
Valero Energy Corp.	4,849	518,116
Williams Cos., Inc. (The)	15,241	436,350
		$16,030,168
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	2,853	$615,963
		$615,963
Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	26,503	$1,884,098
Catalent, Inc.(1)	2,327	168,382
Eli Lilly & Co.	9,791	3,165,920
Johnson & Johnson	32,731	5,346,936
Merck & Co., Inc.	31,452	2,708,646
Organon & Co.	3,526	82,508
Pfizer, Inc.	69,670	3,048,759
Viatris, Inc.	16,511	140,674
Zoetis, Inc.	5,761	854,299
		$17,400,222
Professional Services — 0.4%
CoStar Group, Inc.(1)	4,873	$339,404
Equifax, Inc.	1,506	258,174
Jacobs Solutions, Inc.	1,648	178,792
Leidos Holdings, Inc.	1,790	156,571
Nielsen Holdings PLC	4,897	135,745
Robert Half International, Inc.	1,459	111,613
Verisk Analytics, Inc.	1,976	336,967
		$1,517,266
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	4,090	$276,116
		$276,116
Road & Rail — 0.8%
CSX Corp.	26,352	$702,017
J.B. Hunt Transport Services, Inc.	1,101	172,219
Norfolk Southern Corp.	2,891	606,098
Old Dominion Freight Line, Inc.	1,149	285,837
Security	Shares	Value
Road & Rail (continued)
Union Pacific Corp.	7,765	$ 1,512,777
		$ 3,278,948
Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc.(1)	20,067	$ 1,271,445
Analog Devices, Inc.	6,397	891,358
Applied Materials, Inc.	10,706	877,143
Broadcom, Inc.	5,013	2,225,822
Enphase Energy, Inc.(1)	1,709	474,196
Intel Corp.	51,067	1,315,997
KLA Corp.	1,745	528,089
Lam Research Corp.	1,686	617,076
Microchip Technology, Inc.	6,799	414,943
Micron Technology, Inc.	13,576	680,158
Monolithic Power Systems, Inc.	581	211,135
NVIDIA Corp.	31,109	3,776,321
NXP Semiconductors NV	3,286	484,718
ON Semiconductor Corp.(1)	5,437	338,888
Qorvo, Inc.(1)	1,383	109,824
QUALCOMM, Inc.	13,961	1,577,314
Skyworks Solutions, Inc.	1,975	168,408
SolarEdge Technologies, Inc.(1)	689	159,476
Teradyne, Inc.	2,079	156,237
Texas Instruments, Inc.	11,350	1,756,753
		$18,035,301
Software — 8.2%
Adobe, Inc.(1)	5,820	$1,601,664
ANSYS, Inc.(1)	1,072	237,662
Autodesk, Inc.(1)	2,674	499,503
Cadence Design Systems, Inc.(1)	3,370	550,759
Ceridian HCM Holding, Inc.(1)	1,816	101,478
Citrix Systems, Inc.	1,535	159,640
Fortinet, Inc.(1)	8,335	409,499
Intuit, Inc.	3,511	1,359,881
Microsoft Corp.	92,815	21,616,614
NortonLifeLock, Inc.	7,922	159,549
Oracle Corp.	18,909	1,154,773
Paycom Software, Inc.(1)	614	202,614
PTC, Inc.(1)	1,317	137,758
Roper Technologies, Inc.	1,346	484,075
Salesforce, Inc.(1)	12,355	1,777,143
ServiceNow, Inc.(1)	2,508	947,046
Synopsys, Inc.(1)	1,916	585,357
Tyler Technologies, Inc.(1)	550	191,125
		$32,176,140

Calvert
VP S&P 500® Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail — 2.1%
Advance Auto Parts, Inc.	795	$ 124,290
AutoZone, Inc.(1)	240	514,063
Bath & Body Works, Inc.	2,810	91,606
Best Buy Co., Inc.	2,534	160,504
CarMax, Inc.(1)	2,125	140,293
Home Depot, Inc. (The)	12,748	3,517,683
Lowe's Cos., Inc.	7,951	1,493,277
O'Reilly Automotive, Inc.(1)	785	552,130
Ross Stores, Inc.	4,397	370,535
TJX Cos., Inc. (The)	14,419	895,708
Tractor Supply Co.	1,400	260,232
Ulta Beauty, Inc.(1)	638	255,959
		$8,376,280
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	188,050	$25,988,510
Hewlett Packard Enterprise Co.	17,148	205,433
HP, Inc.	11,200	279,104
NetApp, Inc.	2,932	181,344
Seagate Technology Holdings PLC	2,569	136,748
Western Digital Corp.(1)	4,186	136,254
		$26,927,393
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	15,712	$1,305,982
Ralph Lauren Corp.	671	56,988
Tapestry, Inc.	3,368	95,752
VF Corp.	4,118	123,169
		$1,581,891
Tobacco — 0.6%
Altria Group, Inc.	22,162	$894,901
Philip Morris International, Inc.	19,273	1,599,852
		$2,494,753
Trading Companies & Distributors — 0.2%
Fastenal Co.	7,203	$331,626
United Rentals, Inc.(1)	861	232,573
W.W. Grainger, Inc.	567	277,371
		$841,570
Water Utilities — 0.1%
American Water Works Co., Inc.	2,237	$291,168
		$291,168
Security	Shares	Value
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.(1)	7,490	$ 1,004,933
		$ 1,004,933
Total Common Stocks (identified cost $146,297,141)		$375,454,764

Exchange-Traded Funds — 1.7%

Security	Shares	Value
Equity Funds — 1.7%
SPDR S&P 500 ETF Trust(2)	19,000	$ 6,786,420
Total Exchange-Traded Funds (identified cost $7,840,885)		$ 6,786,420

Short-Term Investments — 2.7%
Affiliated Fund — 2.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(5)	9,774,217	$ 9,774,217
Total Affiliated Fund (identified cost $9,774,217)		$ 9,774,217
U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 1/26/23(6)	$1,000	$ 989,181
Total U.S. Treasury Obligations (identified cost $997,585)		$ 989,181
Total Short-Term Investments (identified cost $10,771,802)		$ 10,763,398
Total Investments — 100.1% (identified cost $164,909,828)		$393,004,582
Other Assets, Less Liabilities — (0.1)%		$ (500,711)
Net Assets — 100.0%		$392,503,871

Calvert
VP S&P 500® Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2022. The aggregate market value of securities on loan at September 30, 2022 was $7,187,226 and the total market value of the collateral received by the Fund was $7,542,543, comprised of U.S. government and/or agencies securities.
(3)	Represents an investment in an issuer that may be deemed to be an affiliate.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.
(6)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	58	Long	12/16/22	$10,444,350	$(1,001,815)
					$(1,001,815)
At September 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2022, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At September 30, 2022, the value of the Fund’s investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) was $11,090,524, which represents 2.8% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Common Stocks
Morgan Stanley	$ 1,847,273	$ 14,764	$ (201,565)	$135,558	$(479,723)	$ 1,316,307	$ 39,403	16,660
Short-Term Investments
Cash Reserves Fund	10,524,218	16,619,644	(27,145,290)	1,428	—	—	2,100	—
Liquidity Fund	—	37,654,406	(27,880,189)	—	—	9,774,217	64,450	9,774,217
Total				$136,986	$(479,723)	$11,090,524	$105,953
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
VP S&P 500® Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of September 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$375,454,764(1)	$ —	$ —	$375,454,764
Exchange-Traded Funds	6,786,420	—	—	6,786,420
Short-Term Investments:
Affiliated Fund	9,774,217	—	—	9,774,217
U.S. Treasury Obligations	—	989,181	—	989,181
Total Investments	$392,015,401	$989,181	$ —	$393,004,582
Liability Description
Futures Contracts	$(1,001,815)	$ —	$ —	$(1,001,815)
Total	$(1,001,815)	$ —	$ —	$(1,001,815)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.